UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Gregory F. Niland

American Funds College Target Date Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Annual report for the year ended October 31, 2019

A balanced approach
to building and
preserving wealth
for higher education

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the series’ shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the series).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the series, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds College 2036 FundSM, American Funds College 2033 Fund®, American Funds College 2030 Fund®, American Funds College 2027 Fund®, American Funds College 2024 Fund®, American Funds College 2021 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2019 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2020 (unaudited). The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	Lifetime*	Expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2036 Fund	–2.79%	—	0.74%	0.88%
American Funds College 2033 Fund	–1.58	—	5.02	0.80
American Funds College 2030 Fund	0.20	4.69%	7.30	0.77
American Funds College 2027 Fund	1.77	4.09	6.39	0.72
American Funds College 2024 Fund	2.00	3.25	5.24	0.69
American Funds College 2021 Fund	1.45	1.91	3.65	0.70
Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	2.53	1.04	0.79	0.70

*	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a $10,000 investment
6	Investment approach for American Funds College Target Date Series
7	Investment portfolios
14	Financial statements
50	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for American Funds College Target Date Series, for the fiscal year ended October 31, 2019.

Over the volatile fiscal year, all seven funds within the series registered positive results, ranging from 5.49% (College Enrollment Fund) to 11.33% (2036 fund). We continue to maintain a long-term perspective on investing on behalf of our shareholders and their college-bound beneficiaries. It should be noted that the longer dated funds have been achieving their objective of delivering growth of principal over time, with moderate risk, since the series’ inception. The nearer dated funds, which hold assets for investors whose beneficiaries are at or approaching enrollment, have sought to meet their primary objective of capital preservation. As always, we encourage investors to keep short-term results in their proper perspective, as seen in the table on page 3.

About the series

American Funds College Target Date Series was created by the American Funds Portfolio Oversight Committee (“the Committee”), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selected a mix of individual American Funds, employing an objective-based framework supported by rigorous analysis. The Committee regularly monitors each fund in the series. The Committee created the glide path that details the investment mix of all the series funds. This glide path was designed to grow savings while seeking to reduce the impact of market volatility. As such, it focuses on growth in the early years and places a greater emphasis on preservation as beneficiaries approach college.

Effective January, 1, 2020, the Portfolio Oversight Committee (POC) was split into two distinct teams, one of which – the Target Date Solutions Committee – now oversees American Funds College Target Date Series. The Target Date Solutions Committee includes original POC members Joanna F. Jonsson, James B. Lovelace, Wesley Phoa and Brad Vogt, and additional portfolio managers Michelle Black, David Hoag and Samir Mathur.

The economy

The U.S. economy continued to expand at a moderate pace throughout the reporting period, as U.S. gross domestic product grew 2.1% by the fourth quarter of the series’ fiscal year (the third quarter of 2019). Unemployment hit 3.5% in September, matching its lowest rate in 50 years, and moved back only slightly in October, to 3.6%. In a marked about-face from its stated policy in 2018, the U.S. Federal Reserve (“the Fed”) cut interest rates by 25 basis points three times in 2019, to address risks to economic growth from trade policy uncertainty. The third cut, on October 30, probably marked the end of this mini-easing cycle.

While the markets are still pressed by uncertainties, some of the themes we mentioned in the last report have evolved. The first, and a major concern this year, is the U.S.-China trade dispute, which has been in the headlines almost constantly over the reporting period. Investor sentiment has responded to shifts between increased tensions and moments of agreement by both sides. We see current negotiations as a sign of a long-term strategic struggle, in which each side will have gains and losses. We encourage investors to focus less on the “noise” of the dispute and remember that seasoned, well-managed multinational corporations have the resources to navigate a trade war. We view the continuing uncertainty

American Funds College Target Date Series	1

around Brexit in a similar way, to some extent. While the topic is cause for some dramatic headlines and tension, the European economy has regained ground in some areas and will likely continue to do so.

There continue to be developments around Brexit in the U.K., and uncertainty will not be resolved until after the December election, if then. However, the recent agreement on the terms of withdrawal make both the chaotic “hard Brexit” and “remain” scenarios less probable.

Since our semi-annual report, a general manufacturing slowdown in China, across Europe and in the United States has become evident. We anticipated this situation and want to emphasize that while production has slowed, the global economy is still growing, albeit at slightly reduced rates.

In a highly telegraphed move, the European Central Bank (ECB) took Europe further into the realm of negative interest rates. The ECB lowered its key policy rate to –0.5% from –0.4% in a bid to boost inflation and jump-start the European economy. In September, the central bank began a bond-buying program, signaling its move toward quantitative easing. This may help reduce concerns about recession.

The stock market

Volatility continued in equity markets during a news-sensitive reporting period, but stocks in general have held up well, particularly in the United States. The volatility, spurred to some extent by the Fed’s interest rate hikes in the beginning of the period, was quelled somewhat through the year by indications that the Fed would be more accommodative. About midway through the reporting period, U.S. equities touched new all-time highs. While some prominent stocks lagged, this followed years of growth.

Health care stocks retreated as discussions around drug price transparency and pricing reform by U.S. presidential candidates continued to weigh on the sector. The energy sector had the steepest declines, as oil prices remained generally weak despite the September attack on two Saudi Arabian oil facilities.

Global stocks advanced, and several key market indexes hit record highs. However, the period was marked by volatility, due to trade dispute fears and the inversion of the U.S. yield curve (which has typically presaged a recession). Stocks dropped sharply toward the end of 2018, but investor sentiment improved this year with central banks’ show of easing monetary policy.

The bond market

Bond returns were solid, fueled in part by the drop in yields. By the end of September, the 10-year Treasury yield was at 1.68%. Issuance picked up, with IBM and Bristol-Myers Squibb issuing $20 billion and $19 billion of bonds, respectively, to fund acquisitions. The trend continued as companies took advantage of lower rates; Apple and Disney sold $7 billion each.

Our fixed income portfolio managers believe that while credit fundamentals are not generally worrisome, valuations are rich across a range of sectors. The team is thus maintaining a moderately defensive credit position overall, while still actively exploiting research-driven credit selection opportunities.

Results for the series

Over their respective lifetimes, all funds rose in value, with returns ranging from 1.18% (College Enrollment Fund) to 8.05% (2030 fund). Over the period, the global and international underlying equity funds tended to outpace their indexes, including EuroPacific Growth Fund® and International Growth and Income Fund®. The domestic-oriented underlying equity funds generally lagged the broader U.S. market. Five of the series’ six underlying bond funds lagged their prospectus benchmarks.

Moving forward

Overall, we continue to believe there is reason for guarded optimism, despite the potential for volatility and uncertainty. A major consideration will be the 2020 U.S. presidential election, which we expect to spark volatility. We recommend that investors continue to keep a long-term view and resist the temptation to overreact to global political situations. We continue to look for investment opportunities, although we remain cautious in some areas.

As always, we appreciate the trust you’ve put in our efforts, and look forward to reporting to you again in six months.

Cordially,

Wesley K. Phoa

President

December 11, 2019

For current information about the series, visit capitalgroup.com.

2	American Funds College Target Date Series

Results at a glance

For periods ended October 31, 2019, with all distributions reinvested for Class 529-A shares

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime[1]

American Funds College 2036 Fund[2]	11.33%	—	4.62%
Standard & Poor’s 500 Composite Index[3,4]	14.33	10.78%	11.14
Bloomberg Barclays U.S. Aggregate Index[4,5]	11.51	3.24	6.24

American Funds College 2033 Fund[2]	10.95	—	6.34
Standard & Poor’s 500 Composite Index[3,4]	14.33	10.78	11.05
Bloomberg Barclays U.S. Aggregate Index[4,5]	11.51	3.24	3.01

American Funds College 2030 Fund	10.81	5.65	8.05
American Funds College 2027 Fund	10.23	4.92	7.07
American Funds College 2024 Fund	8.85	3.99	5.89
American Funds College 2021 Fund	7.08	2.64	4.29
Standard & Poor’s 500 Composite Index[3,4]	14.33	10.78	13.08
Bloomberg Barclays U.S. Aggregate Index[4,5]	11.51	3.24	2.83

American Funds College Enrollment Fund	5.49	1.50	1.18
Bloomberg Barclays U.S. Aggregate 1–5 Years Index[4,6]	6.42	2.06	1.73

[1]	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	Five-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018, and for College 2033 Fund since it commenced operations on March 27, 2015.
[3]	Source: S&P Dow Jones Indices LLC. The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[5]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregated Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.

American Funds College Target Date Series	3

The value of a $10,000 investment

(for periods ended October 31, 2019, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 4.25% (2.50% for College Enrollment Fund) on the $10,000 investment.1 Thus, the net amount invested was $9,575 ($9,750 for College Enrollment Fund).

College 2036 Fund

Cumulative total return5 based on a $1,000 investment
(for the period ended October 31, 2019)*

	1 year	Lifetime (since 2/9/18)

Class 529-A shares	6.60%	2.04%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2033 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2019)*

	1 year	Lifetime (since 3/27/15)

Class 529-A shares	6.26%	5.35%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2030 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	6.11%	4.74%	7.40%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2027 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	5.56%	4.01%	6.42%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

4	American Funds College Target Date Series

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

College 2024 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	4.25%	3.09%	5.25%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2021 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	2.51%	1.74%	3.66%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College Enrollment Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	2.84%	0.98%	0.82%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 ($500,000 for College Enrollment Fund) or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.
[5]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser has in the past reimbursed certain expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds College Target Date Series	5

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The investment professionals of the Target Date Solutions Committee don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series glide path

The allocations shown are as of January 1, 2020, and are subject to the oversight committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit capitalgroup.com.

6	American Funds College Target Date Series

American Funds College 2036 Fund

Investment portfolio October 31, 2019

Growth funds 16%	Shares	Value (000)
The Growth Fund of America, Class R-6	649,418	$33,094
EuroPacific Growth Fund, Class R-6	405,646	21,812
		54,906

Growth-and-income funds 60%
Capital World Growth and Income Fund, Class R-6	1,104,574	54,953
Fundamental Investors, Class R-6	902,785	54,952
The Investment Company of America, Class R-6	1,294,182	49,955
International Growth and Income Fund, Class R-6	1,124,694	38,296
		198,156

Equity-income and Balanced funds 7%
American Funds Global Balanced Fund, Class R-6	705,964	23,268

Fixed income funds 17%
U.S. Government Securities Fund, Class R-6	2,859,484	40,119
Capital World Bond Fund, Class R-6	818,188	16,691
		56,810

Total investment securities 100% (cost: $323,462,000)		333,140
Other assets less liabilities 0%		(83)

Net assets 100%		$333,057

See notes to financial statements.

American Funds College Target Date Series	7

American Funds College 2033 Fund

Investment portfolio October 31, 2019

Growth funds 12%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,206,968	$112,467
EuroPacific Growth Fund, Class R-6	481,680	25,900
		138,367

Growth-and-income funds 48%
The Investment Company of America, Class R-6	4,377,569	168,974
Capital World Growth and Income Fund, Class R-6	2,732,528	135,943
International Growth and Income Fund, Class R-6	3,332,595	113,475
Fundamental Investors, Class R-6	1,294,907	78,821
Washington Mutual Investors Fund, Class R-6	1,427,230	67,237
		564,450

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	3,467,729	114,296

Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	12,392,632	173,869
The Bond Fund of America, Class R-6	9,110,327	121,258
Capital World Bond Fund, Class R-6	2,791,805	56,953
		352,080

Total investment securities 100% (cost: $1,115,423,000)		1,169,193
Other assets less liabilities 0%		(434)

Net assets 100%		$1,168,759

See notes to financial statements.

8	American Funds College Target Date Series

American Funds College 2030 Fund

Investment portfolio October 31, 2019

Growth funds 4%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,667,355	$84,968

Growth-and-income funds 42%
Washington Mutual Investors Fund, Class R-6	4,939,758	232,712
International Growth and Income Fund, Class R-6	5,409,130	184,181
American Mutual Fund, Class R-6	3,642,769	155,911
The Investment Company of America, Class R-6	3,350,088	129,313
Capital World Growth and Income Fund, Class R-6	1,749,283	87,027
		789,144

Equity-income and Balanced funds 13%
American Funds Global Balanced Fund, Class R-6	7,462,937	245,978

Fixed income funds 41%
The Bond Fund of America, Class R-6	30,045,412	399,904
U.S. Government Securities Fund, Class R-6	15,964,696	223,985
American Funds Mortgage Fund, Class R-6	11,265,520	114,683
Capital World Bond Fund, Class R-6	2,089,930	42,635
		781,207

Total investment securities 100% (cost: $1,815,385,000)		1,901,297
Other assets less liabilities 0%		(781)

Net assets 100%		$1,900,516

See notes to financial statements.

American Funds College Target Date Series	9

American Funds College 2027 Fund

Investment portfolio October 31, 2019

Growth-and-income funds 28%	Shares	Value (000)
American Mutual Fund, Class R-6	6,718,529	$287,553
Washington Mutual Investors Fund, Class R-6	2,468,940	116,312
International Growth and Income Fund, Class R-6	2,281,706	77,692
		481,557

Equity-income and Balanced funds 18%
The Income Fund of America, Class R-6	8,258,709	190,611
American Funds Global Balanced Fund, Class R-6	3,453,079	113,814
		304,425

Fixed income funds 54%
The Bond Fund of America, Class R-6	31,240,441	415,810
American Funds Mortgage Fund, Class R-6	26,892,511	273,766
Intermediate Bond Fund of America, Class R-6	11,937,341	162,348
U.S. Government Securities Fund, Class R-6	5,435,588	76,261
		928,185

Total investment securities 100% (cost: $1,644,528,000)		1,714,167
Other assets less liabilities 0%		(694)

Net assets 100%		$1,713,473

See notes to financial statements.

10	American Funds College Target Date Series

American Funds College 2024 Fund

Investment portfolio October 31, 2019

Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	7,311,655	$312,939

Equity-income and Balanced funds 15%
The Income Fund of America, Class R-6	13,389,015	309,018

Fixed income funds 70%
Intermediate Bond Fund of America, Class R-6	42,847,631	582,729
American Funds Mortgage Fund, Class R-6	45,835,857	466,609
The Bond Fund of America, Class R-6	32,999,259	439,220
		1,488,558

Total investment securities 100% (cost: $2,029,153,000)		2,110,515
Other assets less liabilities 0%		(896)

Net assets 100%		$2,109,619

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2019 (000)
Fixed income funds 22%
American Funds Mortgage Fund, Class R-6	35,267,193	10,568,664	—	45,835,857	$—	$18,122	$10,612	$466,609

See notes to financial statements.

American Funds College Target Date Series	11

American Funds College 2021 Fund

Investment portfolio October 31, 2019

Growth-and-income funds 4%	Shares	Value (000)
American Mutual Fund, Class R-6	1,830,062	$78,327

Equity-income and Balanced funds 4%
The Income Fund of America, Class R-6	3,426,738	79,089

Fixed income funds 92%
Intermediate Bond Fund of America, Class R-6	51,756,184	703,884
American Funds Mortgage Fund, Class R-6	55,345,802	563,420
Short-Term Bond Fund of America, Class R-6	46,554,477	463,683
The Bond Fund of America, Class R-6	11,707,852	155,831
		1,886,818

Total investment securities 100% (cost: $2,022,491,000)		2,044,234
Other assets less liabilities 0%		(939)

Net assets 100%		$2,043,295

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Fixed income funds 50%
American Funds Mortgage Fund, Class R-6	44,831,036	10,514,766	—	55,345,802	$—	$22,118	$12,929	$563,420
Short-Term Bond Fund of America, Class R-6	17,825,229	28,729,248	—	46,554,477	—	4,788	6,374	463,683
Total 50%					$—	$26,906	$19,303	$1,027,103

See notes to financial statements.

12	American Funds College Target Date Series

American Funds College Enrollment Fund

Investment portfolio October 31, 2019

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	29,397,167	$399,801
Short-Term Bond Fund of America, Class R-6	40,121,563	399,611
American Funds Mortgage Fund, Class R-6	33,680,235	342,865
		1,142,277

Total investment securities 100% (cost: $1,145,782,000)		1,142,277
Other assets less liabilities 0%		(626)

Net assets 100%		$1,141,651

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Fixed income funds 65%
Short-Term Bond Fund of America, Class R-6	44,674,668	2,484,529	7,037,634	40,121,563	$(344)	$7,976	$9,007	$399,611
American Funds Mortgage Fund, Class R-6	38,531,015	1,910,537	6,761,317	33,680,235	(382)	17,524	9,364	342,865
Total 65%					$(726)	$25,500	$18,371	$742,476

See notes to financial statements.

American Funds College Target Date Series	13

Financial statements

Statements of assets and liabilities

at October 31, 2019

		College 2036 Fund		College 2033 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers		$333,140		$1,169,193
Affiliated issuers		—		—
Receivables for:
Sales of fund’s shares		1,257		2,017
Dividends		66		554
Total assets		334,463		1,171,764

Liabilities:
Payables for:
Purchases of investments		1,196		2,229
Repurchases of fund’s shares		120		339
Services provided by related parties		72		371
Trustees’ deferred compensation		—	*	3
Other		18		63
Total liabilities		1,406		3,005
Net assets at October 31, 2019		$333,057		$1,168,759

Net assets consist of:
Capital paid in on shares of beneficial interest		$315,712		$1,066,101
Total distributable earnings		17,345		102,658
Net assets at October 31, 2019		$333,057		$1,168,759

Investment securities, at cost:
Unaffiliated issuers		$323,462		$1,115,423
Affiliated issuers		—		—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$275,234		$951,772
	Shares outstanding	25,772		79,066
	Net asset value per share	$10.68		$12.04
Class 529-C:	Net assets	$18,371		$94,092
	Shares outstanding	1,734		7,917
	Net asset value per share	$10.59		$11.88
Class 529-E:	Net assets	$7,404		$31,123
	Shares outstanding	694		2,598
	Net asset value per share	$10.67		$11.98
Class 529-T:	Net assets	$11		$12
	Shares outstanding	1		1
	Net asset value per share	$10.73		$12.07
Class 529-F-1:	Net assets	$32,037		$91,760
	Shares outstanding	2,989		7,586
	Net asset value per share	$10.72		$12.10

*	Amount less than one thousand.

See notes to financial statements.

14	American Funds College Target Date Series

(dollars and shares in thousands, except per-share amounts)

College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund

$1,901,297	$1,714,167	$1,643,906	$1,017,131	$399,801
—	—	466,609	1,027,103	742,476

2,364	1,629	3,166	2,374	832
1,493	1,876	2,894	3,420	2,021
1,905,154	1,717,672	2,116,575	2,050,028	1,145,130

3,367	3,226	5,606	5,073	2,353
489	280	454	716	500
673	595	775	825	557
6	5	6	7	6
103	93	115	112	63
4,638	4,199	6,956	6,733	3,479
$1,900,516	$1,713,473	$2,109,619	$2,043,295	$1,141,651

$1,741,114	$1,588,507	$1,975,066	$1,975,436	$1,131,019
159,402	124,966	134,553	67,859	10,632
$1,900,516	$1,713,473	$2,109,619	$2,043,295	$1,141,651

$1,815,385	$1,644,528	$1,567,262	$1,002,398	$400,350
—	—	461,891	1,020,093	745,432

$1,481,978	$1,303,441	$1,543,810	$1,420,990	$768,554
106,933	99,779	124,672	123,828	76,175
$13.86	$13.06	$12.38	$11.48	$10.09
$217,752	$206,044	$307,949	$356,776	$205,906
15,995	16,034	25,274	31,564	20,550
$13.61	$12.85	$12.18	$11.30	$10.02
$52,816	$47,240	$70,229	$77,788	$42,456
3,838	3,644	5,702	6,816	4,224
$13.76	$12.96	$12.32	$11.41	$10.05
$12	$12	$12	$11	$10
1	1	1	1	1
$13.88	$13.09	$12.40	$11.49	$10.10
$147,958	$156,736	$187,619	$187,730	$124,725
10,623	11,932	15,080	16,294	12,313
$13.93	$13.14	$12.44	$11.52	$10.13

American Funds College Target Date Series	15

Statements of operations

for the year ended October 31, 2019

	College 2036 Fund	College 2033 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$4,200	$22,008
Affiliated issuers	—	—
	4,200	22,008

Fees and expenses*:
Distribution services	657	3,014
Transfer agent services	213	1,109
529 plan services	136	654
Reports to shareholders	9	46
Registration statement and prospectus	48	116
Trustees’ compensation	1	4
Auditing and legal	12	12
Custodian	6	6
Other	6	4
Total fees and expenses	1,088	4,965
Net investment income	3,112	17,043

Net realized gain and unrealized appreciation:
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	—	5,640
Affiliated issuers	—	—
Capital gain distributions received	5,330	31,206
	5,330	36,846
Net unrealized appreciation on investments:
Unaffiliated issuers	15,156	50,342
Affiliated issuers	—	—
	15,156	50,342
Net realized gain and unrealized appreciation	20,486	87,188

Net increase in net assets resulting from operations	$23,598	$104,231

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

16	American Funds College Target Date Series

(dollars in thousands)

College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund

$40,247	$38,831	$38,421	$27,065	$9,312
—	—	10,612	19,303	18,371
40,247	38,831	49,033	46,368	27,683

5,456	4,883	6,271	6,757	4,250
1,888	1,672	2,047	2,063	1,353
1,107	985	1,211	1,219	779
78	70	86	88	52
122	98	101	86	46
7	6	7	8	5
13	13	13	13	17
6	6	6	6	6
6	5	6	6	4
8,683	7,738	9,748	10,246	6,512
31,564	31,093	39,285	36,122	21,171

13,666	12,635	9	6,986	(566)
—	—	—	—	(726)
35,649	17,735	21,606	9,289	—
49,315	30,370	21,615	16,275	(1,292)

91,409	83,091	74,387	43,532	17,569
—	—	18,122	26,906	25,500
91,409	83,091	92,509	70,438	43,069
140,724	113,461	114,124	86,713	41,777

$172,288	$144,554	$153,409	$122,835	$62,948

American Funds College Target Date Series	17

Statements of changes in net assets

	College 2036 Fund		College 2033 Fund
	Year ended October 31,	Period ended October 31,	Year ended October 31,
	2019	2018*	2019	2018
Operations:
Net investment income	$3,112	$360	$17,043	$10,259
Net realized gain (loss)	5,330	222	36,846	21,849
Net unrealized appreciation (depreciation)	15,156	(5,478)	50,342	(48,416)
Net increase (decrease) in net assets resulting from operations	23,598	(4,896)	104,231	(16,308)

Distributions paid to shareholders	(1,349)	—	(34,348)	(12,411)

Net capital share transactions	222,307	93,397	288,600	306,851

Total increase (decrease) in net assets	244,556	88,501	358,483	278,132

Net assets:
Beginning of period	88,501	—	810,276	532,144
End of period	$333,057	$88,501	$1,168,759	$810,276

*	For the period February 9, 2018, commencement of operations, through October 31, 2018.

See notes to financial statements.

18	American Funds College Target Date Series

(dollars in thousands)

College 2030 Fund		College 2027 Fund		College 2024 Fund		College 2021 Fund		College Enrollment Fund
Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$31,564	$21,478	$31,093	$21,732	$39,285	$27,154	$36,122	$25,468	$21,171	$12,673
49,315	64,615	30,370	35,692	21,615	25,144	16,275	11,966	(1,292)	(2,204)
91,409	(95,498)	83,091	(63,519)	92,509	(55,316)	70,438	(59,619)	43,069	(41,752)
172,288	(9,405)	144,554	(6,095)	153,409	(3,018)	122,835	(22,185)	62,948	(31,283)

(88,393)	(44,972)	(59,378)	(40,303)	(54,751)	(33,694)	(39,681)	(30,323)	(15,488)	(4,128)

354,880	306,291	335,389	292,816	410,445	331,317	293,568	270,315	(152,446)	912,732

438,775	251,914	420,565	246,418	509,103	294,605	376,722	217,807	(104,986)	877,321

1,461,741	1,209,827	1,292,908	1,046,490	1,600,516	1,305,911	1,666,573	1,448,766	1,246,637	369,316
$1,900,516	$1,461,741	$1,713,473	$1,292,908	$2,109,619	$1,600,516	$2,043,295	$1,666,573	$1,141,651	$1,246,637

American Funds College Target Date Series	19

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Class 529-F-1	None	None	None
*	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

20	American Funds College Target Date Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2019, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

American Funds College Target Date Series	21

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an

22	American Funds College Target Date Series

underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; capital losses related to sales of certain securities within 30 days of purchase and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

American Funds College Target Date Series	23

Additional tax basis disclosures for each fund as of October 31, 2019, were as follows (dollars in thousands):

	College	College	College	College	College	College	College
	2036 Fund	2033 Fund	2030 Fund	2027 Fund	2024 Fund	2021 Fund	Enrollment Fund
Undistributed ordinary income	$2,337	$13,535	$28,859	$25,804	$31,595	$31,194	$17,824
Undistributed long-term capital gains	5,330	35,356	44,637	29,529	21,602	15,138	—
Capital loss carryforward*	—	—	—	—	—	—	(3,475)
Gross unrealized appreciation on investments	9,678	53,770	85,912	69,869	81,363	21,534	39
Gross unrealized depreciation on investments	—	—	—	(230)	—	—	(3,750)
Net unrealized appreciation (depreciation) on investments	9,678	53,770	85,912	69,639	81,363	21,534	(3,711)
Cost of investments	323,462	1,115,423	1,815,385	1,644,528	2,029,152	2,022,700	1,145,988
Reclassification from (to) total distributable earnings to (from) capital paid in on shares of beneficial interest	7	9	5	9	3	1	(1)

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

No distributions were paid to shareholders of College 2036 Fund during the period February 9, 2018, commencement of operations, through October 31, 2018. Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

College 2036 Fund

	Year ended October 31, 2019
					Total
	Ordinary		Long-term		distributions
Share class	income		capital gains		paid
Class 529-A	$937		$183		$1,120
Class 529-C	44		13		57
Class 529-E	23		5		28
Class 529-T	—	*	—	*	—	*
Class 529-F-1	123		21		144
Total	$1,127		$222		$1,349

College 2033 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$10,451		$17,654		$28,105		$5,456		$4,916		$10,372
Class 529-C	596		1,951		2,547		271		634		905
Class 529-E	301		579		880		139		156		295
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	1,147		1,669		2,816		459		380		839
Total	$12,495		$21,853		$34,348		$6,325		$6,086		$12,411

24	American Funds College Target Date Series

College 2030 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$19,406		$49,987		$69,393		$12,693		$22,934		$35,627
Class 529-C	1,724		8,146		9,870		1,014		4,183		5,197
Class 529-E	619		1,820		2,439		385		822		1,207
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	2,067		4,624		6,691		1,144		1,797		2,941
Total	$23,816		$64,577		$88,393		$15,236		$29,736		$44,972

College 2027 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$18,659		$26,684		$45,343		$12,167		$18,795		$30,962
Class 529-C	2,040		4,831		6,871		1,243		3,842		5,085
Class 529-E	609		969		1,578		367		668		1,035
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	2,470		3,116		5,586		1,363		1,858		3,221
Total	$23,778		$35,600		$59,378		$15,140		$25,163		$40,303

College 2024 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$22,910		$18,062		$40,972		$15,602		$10,266		$25,868
Class 529-C	3,087		3,825		6,912		1,721		2,288		4,009
Class 529-E	952		836		1,788		626		473		1,099
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	2,987		2,092		5,079		1,717		1,001		2,718
Total	$29,936		$24,815		$54,751		$19,666		$14,028		$33,694

College 2021 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$20,929		$7,584		$28,513		$14,037		$8,474		$22,511
Class 529-C	3,511		2,102		5,613		1,565		2,408		3,973
Class 529-E	1,032		419		1,451		644		450		1,094
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	3,113		991		4,104		1,799		946		2,745
Total	$28,585		$11,096		$39,681		$18,045		$12,278		$30,323

See end of table for footnote.

American Funds College Target Date Series	25

College Enrollment Fund

	Year ended October 31, 2019					Year ended October 31, 2018
				Total						Total
	Ordinary		Long-term	distributions		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class 529-A	$11,086		$—	$11,086		$2,790		$365		$3,155
Class 529-C	1,819		—	1,819		—	*	115		115
Class 529-E	567		—	567		160		26		186
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	2,016		—	2,016		605		67		672
Total	$15,488		$—	$15,488		$3,555		$573		$4,128

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2019, unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares were as follows (dollars in thousands):

Fund	Class 529-A
College 2036 Fund	$9
College 2033 Fund	—
College 2030 Fund	—
College 2027 Fund	—
College 2024 Fund	—
College 2021 Fund	—
College Enrollment Fund	—

26	American Funds College Target Date Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. Prior to July 1, 2019, CRMC received administrative services fees at the annual rate of 0.05% of daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. The board of directors or trustees of each underlying fund authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund (which could increase as noted above) for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the Class 529 and ABLE shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is not considered a related party to the fund.

American Funds College Target Date Series	27

Class-specific expenses under the agreements described in this section for the year ended October 31, 2019, were as follows (dollars in thousands):

College 2036 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$517	$180		$113
Class 529-C	116	11		8
Class 529-E	24	3		3
Class 529-T	—	—	*	—	*
Class 529-F-1	—	19		12
Total class-specific expenses	$657	$213		$136

College 2033 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,046	$923		$531
Class 529-C	835	85		55
Class 529-E	133	19		18
Class 529-T	—	—	*	—	*
Class 529-F-1	—	82		50
Total class-specific expenses	$3,014	$1,109		$654

College 2030 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$3,222	$1,511		$861
Class 529-C	2,000	206		132
Class 529-E	234	35		31
Class 529-T	—	—	*	—	*
Class 529-F-1	—	136		83
Total class-specific expenses	$5,456	$1,888		$1,107

College 2027 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,785	$1,302		$745
Class 529-C	1,895	195		125
Class 529-E	203	30		27
Class 529-T	—	—	*	—	*
Class 529-F-1	—	145		88
Total class-specific expenses	$4,883	$1,672		$985

College 2024 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$3,247	$1,551		$886
Class 529-C	2,716	278		180
Class 529-E	308	46		41
Class 529-T	—	—	*	—	*
Class 529-F-1	—	172		104
Total class-specific expenses	$6,271	$2,047		$1,211

College 2021 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$3,064	$1,483		$842
Class 529-C	3,344	346		221
Class 529-E	349	52		46
Class 529-T	—	—	*	—	*
Class 529-F-1	—	182		110
Total class-specific expenses	$6,757	$2,063		$1,219

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,773	$938		$518
Class 529-C	2,258	241		149
Class 529-E	219	34		30
Class 529-T	—	—	*	—	*
Class 529-F-1	—	140		82
Total class-specific expenses	$4,250	$1,353		$779

*	Amount less than one thousand.

28	American Funds College Target Date Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
College 2036 Fund	$1	$—	*	$1
College 2033 Fund	4	—	*	4
College 2030 Fund	7	—	*	7
College 2027 Fund	6	—	*	6
College 2024 Fund	7	—	*	7
College 2021 Fund	8	—	*	8
College Enrollment Fund	5	—	*	5

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2019, as follows (dollars in thousands):

	Purchases	Sales
College 2036 Fund	$229,469	$—
College 2033 Fund	337,845	34,857
College 2030 Fund	446,957	113,037
College 2027 Fund	454,435	129,432
College 2024 Fund	417,086	307
College 2021 Fund	512,893	213,450
College Enrollment Fund	62,942	209,885

American Funds College Target Date Series	29

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2036 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2019

Class 529-A	$192,596	19,096	$1,120		123		$(9,928)	(974)	$183,788		18,245
Class 529-C	12,681	1,263	57		6		(1,383)	(138)	11,355		1,131
Class 529-E	5,015	496	28		3		(368)	(36)	4,675		463
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	24,002	2,380	144		16		(1,657)	(162)	22,489		2,234
Total net increase (decrease)	$234,294	23,235	$1,349		148		$(13,336)	(1,310)	$222,307		22,073

Period ended October 31, 2018[3]

Class 529-A	$80,838	7,885	$—		—		$(3,681)	(358)	$77,157		7,527
Class 529-C	6,804	666	—		—		(638)	(63)	6,166		603
Class 529-E	2,456	239	—		—		(80)	(8)	2,376		231
Class 529-T	10	1	—		—		—	—	10		1
Class 529-F-1	7,739	760	—		—		(51)	(5)	7,688		755
Total net increase (decrease)	$97,847	9,551	$—		—		$(4,450)	(434)	$93,397		9,117

College 2033 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2019

Class 529-A	$255,818	22,376	$28,100		2,694		$(44,128)	(3,834)	$239,790		21,236
Class 529-C	21,577	1,905	2,546		246		(8,756)	(774)	15,367		1,377
Class 529-E	9,516	838	881		85		(2,445)	(213)	7,952		710
Class 529-T	—	—	1		—	[2]	—	—	1		—	[2]
Class 529-F-1	29,560	2,576	2,813		269		(6,883)	(595)	25,490		2,250
Total net increase (decrease)	$316,471	27,695	$34,341		3,294		$(62,212)	(5,416)	$288,600		25,573

Year ended October 31, 2018

Class 529-A	$284,331	24,004	$10,369		890		$(43,633)	(3,700)	$251,067		21,194
Class 529-C	27,314	2,324	905		79		(10,612)	(904)	17,607		1,499
Class 529-E	10,009	851	295		25		(1,541)	(131)	8,763		745
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	31,820	2,693	838		71		(3,244)	(272)	29,414		2,492
Total net increase (decrease)	$353,474	29,872	$12,407		1,065		$(59,030)	(5,007)	$306,851		25,930

30	American Funds College Target Date Series

College 2030 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2019

Class 529-A	$289,254	21,827	$69,379		5,701		$(74,800)	(5,626)	$283,833		21,902
Class 529-C	33,730	2,580	9,871		821		(20,128)	(1,539)	23,473		1,862
Class 529-E	10,785	819	2,439		201		(3,528)	(266)	9,696		754
Class 529-T	—	—	1		—	[2]	—	—	1		—	[2]
Class 529-F-1	39,969	3,003	6,690		548		(8,782)	(656)	37,877		2,895
Total net increase (decrease)	$373,738	28,229	$88,380		7,271		$(107,238)	(8,087)	$354,880		27,413

Year ended October 31, 2018

Class 529-A	$292,185	21,211	$35,625		2,625		$(83,819)	(6,104)	$243,991		17,732
Class 529-C	37,774	2,782	5,197		388		(24,873)	(1,829)	18,098		1,341
Class 529-E	11,236	819	1,206		90		(2,739)	(200)	9,703		709
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	37,939	2,763	2,941		216		(6,381)	(462)	34,499		2,517
Total net increase (decrease)	$379,134	27,575	$44,969		3,319		$(117,812)	(8,595)	$306,291		22,299

College 2027 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2019

Class 529-A	$296,971	23,675	$45,329		3,884		$(72,967)	(5,803)	$269,333		21,756
Class 529-C	39,565	3,195	6,871		595		(27,478)	(2,218)	18,958		1,572
Class 529-E	11,881	953	1,578		136		(3,133)	(251)	10,326		838
Class 529-T	—	—	1		—	[2]	—	—	1		—	[2]
Class 529-F-1	43,063	3,413	5,586		477		(11,878)	(936)	36,771		2,954
Total net increase (decrease)	$391,480	31,236	$59,365		5,092		$(115,456)	(9,208)	$335,389		27,120

Year ended October 31, 2018

Class 529-A	$277,614	21,836	$30,959		2,455		$(81,145)	(6,395)	$227,428		17,896
Class 529-C	42,381	3,381	5,085		408		(31,085)	(2,467)	16,381		1,322
Class 529-E	10,617	841	1,034		82		(3,328)	(264)	8,323		659
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	42,862	3,369	3,220		254		(5,398)	(423)	40,684		3,200
Total net increase (decrease)	$373,474	29,427	$40,298		3,199		$(120,956)	(9,549)	$292,816		23,077

See end of tables for footnotes.

American Funds College Target Date Series	31

College 2024 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2019

Class 529-A	$360,131	30,098	$40,962		3,622		$(98,034)	(8,193)	$303,059		25,527
Class 529-C	86,704	7,339	6,909		617		(44,039)	(3,735)	49,574		4,221
Class 529-E	16,981	1,429	1,787		158		(5,323)	(447)	13,445		1,140
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	53,846	4,475	5,079		448		(14,558)	(1,209)	44,367		3,714
Total net increase (decrease)	$517,662	43,341	$54,737		4,845		$(161,954)	(13,584)	$410,445		34,602

Year ended October 31, 2018

Class 529-A	$344,266	28,878	$25,864		2,175		$(109,661)	(9,218)	$260,469		21,835
Class 529-C	74,276	6,319	4,008		340		(64,262)	(5,427)	14,022		1,232
Class 529-E	17,180	1,448	1,099		93		(6,747)	(569)	11,532		972
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	52,471	4,398	2,717		228		(9,894)	(830)	45,294		3,796
Total net increase (decrease)	$488,193	41,043	$33,688		2,836		$(190,564)	(16,044)	$331,317		27,835

College 2021 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2019

Class 529-A	$349,249	31,199	$28,503		2,646		$(156,672)	(13,965)	$221,080		19,880
Class 529-C	93,113	8,432	5,611		526		(70,576)	(6,384)	28,148		2,574
Class 529-E	20,260	1,818	1,451		135		(9,556)	(857)	12,155		1,096
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	48,459	4,313	4,104		381		(20,378)	(1,813)	32,185		2,881
Total net increase (decrease)	$511,081	45,762	$39,669		3,688		$(257,182)	(23,019)	$293,568		26,431

Year ended October 31, 2018

Class 529-A	$351,974	31,690	$22,509		2,028		$(157,194)	(14,206)	$217,289		19,512
Class 529-C	99,153	9,061	3,973		361		(103,526)	(9,375)	(400)		47
Class 529-E	18,920	1,715	1,093		99		(7,823)	(711)	12,190		1,103
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	55,410	4,996	2,743		246		(16,917)	(1,526)	41,236		3,716
Total net increase (decrease)	$525,457	47,462	$30,318		2,734		$(285,460)	(25,818)	$270,315		24,378

32	American Funds College Target Date Series

College Enrollment Fund

	Sales[1]		Issued in connection with the merger of College 2018 Fund		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class 529-A	$193,004	19,491			$11,080		1,146		$(285,047)	(28,815)	$(80,963)	(8,178)
Class 529-C	50,794	5,153			1,817		188		(107,572)	(10,926)	(54,961)	(5,585)
Class 529-E	9,938	1,005			567		59		(18,536)	(1,881)	(8,031)	(817)
Class 529-T	—	—			—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	35,190	3,543			2,014		208		(45,695)	(4,607)	(8,491)	(856)
Total net increase (decrease)	$288,926	29,192			$15,478		1,601		$(456,850)	(46,229)	$(152,446)	(15,436)

Year ended October 31, 2018

Class 529-A	$153,178	13,757	$686,968	71,188	$3,154		323		$(217,496)	(22,371)	$625,804	62,897
Class 529-C	48,502	4,224	226,074	23,452	115		12		(109,505)	(11,281)	165,186	16,407
Class 529-E	8,388	732	42,348	4,397	182		19		(17,393)	(1,794)	33,525	3,354
Class 529-T	—	—	10	1	—	[2]	—	[2]	(10)	(1)	— [2]	— [2]
Class 529-F-1	29,683	2,759	91,854	9,489	672		69		(33,992)	(3,485)	88,217	8,832
Total net increase (decrease)	$239,751	21,472	$1,047,254	108,527	$4,123		423		$(378,396)	(38,932)	$912,732	91,490

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period February 9, 2018, commencement of operations, through October 31, 2018.

American Funds College Target Date Series	33

Financial highlights

College 2036 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$9.71	$.15	$.93	$1.08	$(.09)	$(.02)	$(.11)	$10.68	11.33%	$275		.51%		.51%		.89%		1.51%
10/31/2018[6,7]	10.00	.09	(.38)	(.29)	—	—	—	9.71	(2.90)[8]	73		.56	[9]	.50	[9]	.89	[9]	1.27	[9]
Class 529-C:
10/31/2019	9.67	.08	.92	1.00	(.06)	(.02)	(.08)	10.59	10.48	18		1.20		1.20		1.58		.83
10/31/2018[6,7]	10.00	.05	(.38)	(.33)	—	—	—	9.67	(3.30)[8]	6		1.25	[9]	1.19	[9]	1.58	[9]	.66	[9]
Class 529-E:
10/31/2019	9.70	.14	.93	1.07	(.08)	(.02)	(.10)	10.67	11.19	8		.67		.67		1.05		1.36
10/31/2018[6,7]	10.00	.09	(.39)	(.30)	—	—	—	9.70	(3.00)[8]	2		.86	[9]	.68	[9]	1.07	[9]	1.23	[9]
Class 529-T:
10/31/2019	9.72	.19	.93	1.12	(.09)	(.02)	(.11)	10.73	11.66 [10]	—	[11]	.26	[10]	.26	[10]	.64	[10]	1.89	[10]
10/31/2018[6,7]	10.00	.11	(.39)	(.28)	—	—	—	9.72	(2.80)[8,10]	—	[11]	.71	[9,10]	.31	[9,10]	.70	[9,10]	1.49	[9,10]
Class 529-F-1:
10/31/2019	9.73	.18	.94	1.12	(.11)	(.02)	(.13)	10.72	11.67	32		.20		.20		.58		1.80
10/31/2018[6,7]	10.00	.12	(.39)	(.27)	—	—	—	9.73	(2.70)[8]	8		.26	[9]	.19	[9]	.58	[9]	1.55	[9]

34	American Funds College Target Date Series

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$11.33	$.20	$.97	$1.17	$(.17)	$(.29)	$(.46)	$12.04	10.95%	$952		.45%		.45%		.81%		1.76%
10/31/2018	11.67	.18	(.27)	(.09)	(.13)	(.12)	(.25)	11.33	(.78)	655		.43		.43		.81		1.49
10/31/2017	10.10	.17	1.63	1.80	(.14)	(.09)	(.23)	11.67	18.15	428		.34		.34		.73		1.53
10/31/2016	9.89	.15	.16	.31	(.10)	—	(.10)	10.10	3.13	166		.41		.39		.79		1.54
10/31/2015[6,12]	10.00	.08	(.19)	(.11)	—	—	—	9.89	(1.10)[8]	40		.62	[9]	.48	[9]	.89	[9]	1.33	[9]
Class 529-C:
10/31/2019	11.18	.12	.96	1.08	(.09)	(.29)	(.38)	11.88	10.13	94		1.18		1.18		1.54		1.03
10/31/2018	11.53	.09	(.27)	(.18)	(.05)	(.12)	(.17)	11.18	(1.58)	73		1.20		1.20		1.58		.72
10/31/2017	10.00	.07	1.63	1.70	(.08)	(.09)	(.17)	11.53	17.23	58		1.20		1.20		1.59		.70
10/31/2016	9.85	.07	.15	.22	(.07)	—	(.07)	10.00	2.21	29		1.24		1.22		1.62		.72
10/31/2015[6,12]	10.00	.04	(.19)	(.15)	—	—	—	9.85	(1.50)[8]	9		1.36	[9]	1.21	[9]	1.62	[9]	.66	[9]
Class 529-E:
10/31/2019	11.28	.18	.96	1.14	(.15)	(.29)	(.44)	11.98	10.69	31		.66		.66		1.02		1.55
10/31/2018	11.62	.15	(.26)	(.11)	(.11)	(.12)	(.23)	11.28	(1.01)	21		.67		.67		1.05		1.26
10/31/2017	10.06	.13	1.64	1.77	(.12)	(.09)	(.21)	11.62	17.87	13		.67		.67		1.06		1.19
10/31/2016	9.88	.13	.14	.27	(.09)	—	(.09)	10.06	2.78	5		.71		.69		1.09		1.29
10/31/2015[6,12]	10.00	.06	(.18)	(.12)	—	—	—	9.88	(1.20)[8]	1		.80	[9]	.68	[9]	1.09	[9]	.95	[9]
Class 529-T:
10/31/2019	11.35	.23	.97	1.20	(.19)	(.29)	(.48)	12.07	11.19 [10]	—	[11]	.24	[10]	.24	[10]	.60	[10]	1.99	[10]
10/31/2018	11.67	.20	(.26)	(.06)	(.14)	(.12)	(.26)	11.35	(.52)[10]	—	[11]	.25	[10]	.25	[10]	.63	[10]	1.68	[10]
10/31/2017[6,13]	10.61	.08	.98	1.06	—	—	—	11.67	9.99 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.62	[9,10]	1.34	[9,10]
Class 529-F-1:
10/31/2019	11.38	.23	.98	1.21	(.20)	(.29)	(.49)	12.10	11.29	92		.19		.19		.55		2.02
10/31/2018	11.71	.20	(.26)	(.06)	(.15)	(.12)	(.27)	11.38	(.59)	61		.20		.20		.58		1.72
10/31/2017	10.12	.18	1.65	1.83	(.15)	(.09)	(.24)	11.71	18.42	33		.20		.20		.59		1.67
10/31/2016	9.91	.17	.14	.31	(.10)	—	(.10)	10.12	3.21	13		.24		.22		.62		1.77
10/31/2015[6,12]	10.00	.09	(.18)	(.09)	—	—	—	9.91	(.90)[8]	4		.38	[9]	.22	[9]	.63	[9]	1.55	[9]

See end of tables for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$13.32	$.26	$1.07	$1.33	$(.22)	$(.57)	$(.79)	$13.86	10.81%	$1,482		.44%		.44%		.78%		1.95%
10/31/2018	13.83	.23	(.23)	— [14]	(.18)	(.33)	(.51)	13.32	(.07)	1,133		.43		.43		.79		1.65
10/31/2017	12.63	.20	1.52	1.72	(.20)	(.32)	(.52)	13.83	14.16	931		.41		.41		.78		1.55
10/31/2016	12.70	.19	.22	.41	(.18)	(.30)	(.48)	12.63	3.42	643		.42		.41		.79		1.57
10/31/2015	12.94	.20	(.12)	.08	(.17)	(.15)	(.32)	12.70	.68	454		.50		.40		.79		1.55
Class 529-C:
10/31/2019	13.09	.16	1.05	1.21	(.12)	(.57)	(.69)	13.61	9.94	218		1.18		1.18		1.52		1.21
10/31/2018	13.60	.12	(.22)	(.10)	(.08)	(.33)	(.41)	13.09	(.82)	185		1.19		1.19		1.55		.87
10/31/2017	12.44	.10	1.49	1.59	(.11)	(.32)	(.43)	13.60	13.23	174		1.20		1.20		1.57		.77
10/31/2016	12.53	.09	.22	.31	(.10)	(.30)	(.40)	12.44	2.56	132		1.23		1.22		1.60		.77
10/31/2015	12.79	.09	(.10)	(.01)	(.10)	(.15)	(.25)	12.53	(.08)	97		1.32		1.22		1.61		.71
Class 529-E:
10/31/2019	13.23	.23	1.06	1.29	(.19)	(.57)	(.76)	13.76	10.56	53		.65		.65		.99		1.74
10/31/2018	13.75	.19	(.23)	(.04)	(.15)	(.33)	(.48)	13.23	(.35)	41		.66		.66		1.02		1.41
10/31/2017	12.56	.17	1.51	1.68	(.17)	(.32)	(.49)	13.75	13.89	33		.66		.66		1.03		1.30
10/31/2016	12.64	.16	.22	.38	(.16)	(.30)	(.46)	12.56	3.13	22		.70		.68		1.06		1.29
10/31/2015	12.89	.16	(.12)	.04	(.14)	(.15)	(.29)	12.64	.36	15		.79		.69		1.08		1.25
Class 529-T:
10/31/2019	13.33	.29	1.07	1.36	(.24)	(.57)	(.81)	13.88	11.07 [10]	—	[11]	.24	[10]	.24	[10]	.58	[10]	2.16	[10]
10/31/2018	13.85	.25	(.23)	.02	(.21)	(.33)	(.54)	13.33	.05 [10]	—	[11]	.24	[10]	.24	[10]	.60	[10]	1.82	[10]
10/31/2017[6,13]	12.82	.11	.92	1.03	—	—	—	13.85	8.03 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.60	[9,10]	1.48	[9,10]
Class 529-F-1:
10/31/2019	13.38	.29	1.08	1.37	(.25)	(.57)	(.82)	13.93	11.14	148		.19		.19		.53		2.20
10/31/2018	13.89	.26	(.23)	.03	(.21)	(.33)	(.54)	13.38	.13	103		.19		.19		.55		1.87
10/31/2017	12.68	.23	1.52	1.75	(.22)	(.32)	(.54)	13.89	14.39	72		.20		.20		.57		1.76
10/31/2016	12.75	.22	.21	.43	(.20)	(.30)	(.50)	12.68	3.55	42		.23		.21		.59		1.76
10/31/2015	12.98	.22	(.11)	.11	(.19)	(.15)	(.34)	12.75	.87	28		.32		.22		.61		1.72

36	American Funds College Target Date Series

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$12.42	$.27	$.93	$1.20	$(.23)	$(.33)	$(.56)	$13.06	10.23%	$1,303		.44%		.44%		.73%		2.15%
10/31/2018	12.92	.24	(.24)	—	(.19)	(.31)	(.50)	12.42	(.11)	969		.43		.43		.75		1.91
10/31/2017	12.17	.20	1.06	1.26	(.19)	(.32)	(.51)	12.92	10.76	777		.41		.41		.76		1.65
10/31/2016	12.26	.20	.23	.43	(.19)	(.33)	(.52)	12.17	3.70	537		.44		.42		.78		1.64
10/31/2015	12.54	.20	(.14)	.06	(.17)	(.17)	(.34)	12.26	.53	379		.52		.42		.78		1.65
Class 529-C:
10/31/2019	12.22	.18	.92	1.10	(.14)	(.33)	(.47)	12.85	9.46	206		1.18		1.18		1.47		1.41
10/31/2018	12.72	.14	(.24)	(.10)	(.09)	(.31)	(.40)	12.22	(.89)	177		1.19		1.19		1.51		1.14
10/31/2017	11.99	.11	1.05	1.16	(.11)	(.32)	(.43)	12.72	9.97	167		1.19		1.19		1.54		.87
10/31/2016	12.10	.10	.23	.33	(.11)	(.33)	(.44)	11.99	2.86	128		1.23		1.22		1.58		.85
10/31/2015	12.40	.10	(.14)	(.04)	(.09)	(.17)	(.26)	12.10	(.26)	96		1.32		1.22		1.58		.85
Class 529-E:
10/31/2019	12.33	.24	.93	1.17	(.21)	(.33)	(.54)	12.96	10.01	47		.65		.65		.94		1.94
10/31/2018	12.83	.21	(.24)	(.03)	(.16)	(.31)	(.47)	12.33	(.35)	35		.66		.66		.98		1.69
10/31/2017	12.09	.17	1.05	1.22	(.16)	(.32)	(.48)	12.83	10.51	27		.66		.66		1.01		1.40
10/31/2016	12.19	.16	.23	.39	(.16)	(.33)	(.49)	12.09	3.44	20		.70		.68		1.04		1.39
10/31/2015	12.48	.17	(.15)	.02	(.14)	(.17)	(.31)	12.19	.23	14		.79		.69		1.05		1.39
Class 529-T:
10/31/2019	12.44	.30	.93	1.23	(.25)	(.33)	(.58)	13.09	10.49 [10]	—	[11]	.23	[10]	.23	[10]	.52	[10]	2.36	[10]
10/31/2018	12.94	.27	(.25)	.02	(.21)	(.31)	(.52)	12.44	.08 [10]	—	[11]	.24	[10]	.24	[10]	.56	[10]	2.09	[10]
10/31/2017[6,13]	12.18	.12	.64	.76	—	—	—	12.94	6.24 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.58	[9,10]	1.67	[9,10]
Class 529-F-1:
10/31/2019	12.49	.30	.94	1.24	(.26)	(.33)	(.59)	13.14	10.55	157		.19		.19		.48		2.40
10/31/2018	12.98	.27	(.24)	.03	(.21)	(.31)	(.52)	12.49	.17	112		.19		.19		.51		2.15
10/31/2017	12.22	.23	1.06	1.29	(.21)	(.32)	(.53)	12.98	11.02	75		.20		.20		.55		1.86
10/31/2016	12.31	.22	.23	.45	(.21)	(.33)	(.54)	12.22	3.87	43		.23		.21		.57		1.86
10/31/2015	12.58	.23	(.14)	.09	(.19)	(.17)	(.36)	12.31	.76	28		.32		.22		.58		1.85

See end of tables for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$11.78	$.27	$.74	$1.01	$(.23)	$(.18)	$(.41)	$12.38	8.85%	$1,544		.43%		.43%		.70%		2.23%
10/31/2018	12.09	.23	(.22)	.01	(.19)	(.13)	(.32)	11.78	.02	1,168		.43		.43		.71		1.96
10/31/2017	11.65	.21	.62	.83	(.20)	(.19)	(.39)	12.09	7.36	935		.42		.42		.70		1.75
10/31/2016	11.81	.20	.22	.42	(.20)	(.38)	(.58)	11.65	3.79	681		.44		.43		.73		1.77
10/31/2015	12.11	.21	(.18)	.03	(.17)	(.16)	(.33)	11.81	.25	484		.53		.43		.76		1.76
Class 529-C:
10/31/2019	11.60	.18	.72	.90	(.14)	(.18)	(.32)	12.18	8.02	308		1.17		1.17		1.44		1.49
10/31/2018	11.90	.14	(.22)	(.08)	(.09)	(.13)	(.22)	11.60	(.71)	244		1.18		1.18		1.46		1.18
10/31/2017	11.48	.11	.62	.73	(.12)	(.19)	(.31)	11.90	6.56	236		1.19		1.19		1.47		.98
10/31/2016	11.66	.11	.22	.33	(.13)	(.38)	(.51)	11.48	2.94	176		1.23		1.21		1.51		.99
10/31/2015	11.98	.11	(.17)	(.06)	(.10)	(.16)	(.26)	11.66	(.54)	126		1.32		1.22		1.55		.97
Class 529-E:
10/31/2019	11.72	.24	.74	.98	(.20)	(.18)	(.38)	12.32	8.67	70		.65		.65		.92		2.01
10/31/2018	12.04	.20	(.23)	(.03)	(.16)	(.13)	(.29)	11.72	(.27)	54		.66		.66		.94		1.73
10/31/2017	11.60	.18	.63	.81	(.18)	(.19)	(.37)	12.04	7.17	43		.66		.66		.94		1.50
10/31/2016	11.76	.17	.23	.40	(.18)	(.38)	(.56)	11.60	3.54	32		.70		.68		.98		1.51
10/31/2015	12.07	.18	(.19)	(.01)	(.14)	(.16)	(.30)	11.76	(.08)	22		.79		.69		1.02		1.50
Class 529-T:
10/31/2019	11.80	.29	.73	1.02	(.24)	(.18)	(.42)	12.40	9.02 [10]	—	[11]	.23	[10]	.23	[10]	.50	[10]	2.43	[10]
10/31/2018	12.11	.25	(.22)	.03	(.21)	(.13)	(.34)	11.80	.22 [10]	—	[11]	.24	[10]	.24	[10]	.52	[10]	2.14	[10]
10/31/2017[6,13]	11.62	.12	.37	.49	—	—	—	12.11	4.22 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.51	[9,10]	1.77	[9,10]
Class 529-F-1:
10/31/2019	11.84	.30	.74	1.04	(.26)	(.18)	(.44)	12.44	9.09	188		.19		.19		.46		2.47
10/31/2018	12.14	.26	(.22)	.04	(.21)	(.13)	(.34)	11.84	.30	135		.19		.19		.47		2.19
10/31/2017	11.69	.23	.63	.86	(.22)	(.19)	(.41)	12.14	7.63	92		.19		.19		.47		1.97
10/31/2016	11.85	.23	.21	.44	(.22)	(.38)	(.60)	11.69	3.97	57		.23		.21		.51		1.99
10/31/2015	12.15	.23	(.18)	.05	(.19)	(.16)	(.35)	11.85	.41	36		.32		.22		.55		1.97

38	American Funds College Target Date Series

College 2021 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$10.99	$.23	$.53	$.76	$(.19)	$(.08)	$(.27)	$11.48	7.08%	$1,421		.43%		.43%		.72%		2.07%
10/31/2018	11.38	.19	(.33)	(.14)	(.15)	(.10)	(.25)	10.99	(1.27)	1,142		.43		.43		.72		1.76
10/31/2017	11.39	.17	.16	.33	(.19)	(.15)	(.34)	11.38	3.07	961		.43		.43		.71		1.52
10/31/2016	11.44	.19	.20	.39	(.20)	(.24)	(.44)	11.39	3.62	745		.45		.44		.72		1.69
10/31/2015	11.61	.21	(.11)	.10	(.19)	(.08)	(.27)	11.44	.87	531		.53		.43		.71		1.80
Class 529-C:
10/31/2019	10.83	.15	.52	.67	(.12)	(.08)	(.20)	11.30	6.22	357		1.17		1.17		1.46		1.33
10/31/2018	11.21	.11	(.33)	(.22)	(.06)	(.10)	(.16)	10.83	(2.04)	314		1.18		1.18		1.47		.99
10/31/2017	11.23	.08	.17	.25	(.12)	(.15)	(.27)	11.21	2.33	325		1.19		1.19		1.47		.76
10/31/2016	11.30	.10	.20	.30	(.13)	(.24)	(.37)	11.23	2.81	246		1.22		1.21		1.49		.92
10/31/2015	11.49	.12	(.11)	.01	(.12)	(.08)	(.20)	11.30	.09	167		1.32		1.22		1.50		1.02
Class 529-E:
10/31/2019	10.93	.21	.52	.73	(.17)	(.08)	(.25)	11.41	6.81	78		.65		.65		.94		1.85
10/31/2018	11.33	.17	(.34)	(.17)	(.13)	(.10)	(.23)	10.93	(1.56)	63		.66		.66		.95		1.53
10/31/2017	11.34	.14	.17	.31	(.17)	(.15)	(.32)	11.33	2.87	52		.66		.66		.94		1.28
10/31/2016	11.39	.16	.21	.37	(.18)	(.24)	(.42)	11.34	3.41	38		.70		.68		.96		1.45
10/31/2015	11.57	.18	(.12)	.06	(.16)	(.08)	(.24)	11.39	.55	26		.79		.69		.97		1.55
Class 529-T:
10/31/2019	11.00	.25	.53	.78	(.21)	(.08)	(.29)	11.49	7.26 [10]	—	[11]	.23	[10]	.23	[10]	.52	[10]	2.27	[10]
10/31/2018	11.40	.21	(.33)	(.12)	(.18)	(.10)	(.28)	11.00	(1.15)[10]	—	[11]	.24	[10]	.24	[10]	.53	[10]	1.94	[10]
10/31/2017[6,13]	11.16	.10	.14	.24	—	—	—	11.40	2.15 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.51	[9,10]	1.57	[9,10]
Class 529-F-1:
10/31/2019	11.03	.26	.53	.79	(.22)	(.08)	(.30)	11.52	7.32	187		.19		.19		.48		2.31
10/31/2018	11.43	.22	(.34)	(.12)	(.18)	(.10)	(.28)	11.03	(1.15)	148		.19		.19		.48		2.00
10/31/2017	11.43	.20	.17	.37	(.22)	(.15)	(.37)	11.43	3.37	111		.20		.20		.48		1.75
10/31/2016	11.47	.22	.21	.43	(.23)	(.24)	(.47)	11.43	3.92	78		.23		.21		.49		1.92
10/31/2015	11.64	.23	(.11)	.12	(.21)	(.08)	(.29)	11.47	1.05	50		.32		.22		.50		2.01

See end of tables for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

College Enrollment Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$9.70	$.19	$.34	$.53	$(.14)	$—	$(.14)	$10.09	5.49%	$769		.42%		.42%		.71%		1.91%
10/31/2018	9.95	.16	(.27)	(.11)	(.12)	(.02)	(.14)	9.70	(1.11)	818		.44		.44		.75		1.61
10/31/2017	10.08	.11	(.08)	.03	(.14)	(.02)	(.16)	9.95	.30	213		.44		.44		.75		1.07
10/31/2016	10.02	.10	.07	.17	(.10)	(.01)	(.11)	10.08	1.72	246		.48		.47		.78		1.00
10/31/2015	9.99	.10	.03	.13	(.09)	(.01)	(.10)	10.02	1.24	246		.57		.47		.78		1.02
Class 529-C:
10/31/2019	9.64	.11	.34	.45	(.07)	—	(.07)	10.02	4.73	206		1.18		1.18		1.47		1.16
10/31/2018	9.84	.08	(.26)	(.18)	—	(.02)	(.02)	9.64	(1.87)	252		1.18		1.18		1.49		.87
10/31/2017	9.97	.03	(.08)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)	96		1.19		1.19		1.50		.32
10/31/2016	9.94	.03	.06	.09	(.05)	(.01)	(.06)	9.97	.96	117		1.24		1.22		1.53		.25
10/31/2015	9.91	.03	.02	.05	(.01)	(.01)	(.02)	9.94	.48	117		1.32		1.22		1.53		.27
Class 529-E:
10/31/2019	9.66	.17	.34	.51	(.12)	—	(.12)	10.05	5.31	42		.64		.64		.93		1.69
10/31/2018	9.92	.13	(.27)	(.14)	(.10)	(.02)	(.12)	9.66	(1.45)	49		.65		.65		.96		1.39
10/31/2017	10.04	.09	(.07)	.02	(.12)	(.02)	(.14)	9.92	.18	17		.64		.64		.95		.87
10/31/2016	9.99	.08	.07	.15	(.09)	(.01)	(.10)	10.04	1.49	18		.71		.69		1.00		.78
10/31/2015	9.96	.08	.03	.11	(.07)	(.01)	(.08)	9.99	1.04	17		.79		.69		1.00		.79
Class 529-T:
10/31/2019	9.70	.21	.34	.55	(.15)	—	(.15)	10.10	5.71 [10]	—	[11]	.23	[10]	.23	[10]	.52	[10]	2.10	[10]
10/31/2018	9.96	.16	(.25)	(.09)	(.15)	(.02)	(.17)	9.70	(.96)[10]	—	[11]	.25	[10]	.25	[10]	.56	[10]	1.69	[10]
10/31/2017[6,13]	9.88	.07	.01	.08	—	—	—	9.96	.81 [8,10]	—	[11]	.24	[9,10]	.24	[9,10]	.55	[9,10]	1.26	[9,10]
Class 529-F-1:
10/31/2019	9.73	.21	.35	.56	(.16)	—	(.16)	10.13	5.81	125		.19		.19		.48		2.15
10/31/2018	9.99	.18	(.27)	(.09)	(.15)	(.02)	(.17)	9.73	(.99)	128		.18		.18		.49		1.85
10/31/2017	10.11	.13	(.07)	.06	(.16)	(.02)	(.18)	9.99	.66	43		.20		.20		.51		1.31
10/31/2016	10.05	.13	.06	.19	(.12)	(.01)	(.13)	10.11	1.89	46		.23		.22		.53		1.26
10/31/2015	10.02	.13	.02	.15	(.11)	(.01)	(.12)	10.05	1.47	39		.32		.22		.53		1.25

40	American Funds College Target Date Series

	Year ended October 31,
Portfolio turnover rate for all share classes	2019		2018		2017	2016	2015
College 2036 Fund	—%[15]		—%[7,8,15]
College 2033 Fund	4		—	[15]	—%[15]	—%[15]	—%[8,12,15]
College 2030 Fund	7		8		6	4	—	[15]
College 2027 Fund	9		10		11	9	10
College 2024 Fund	—	[15]	6		13	10	20
College 2021 Fund	11		14		7	5	25
College Enrollment Fund	5		4		7	12	15

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed a portion of miscellaneous fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[8]	Not annualized.
[9]	Annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[13]	Class 529-T shares began investment operations on April 7, 2017.
[14]	Amount less than $.01.
[15]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds College Target Date Series	41

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds College Target Date Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds College Target Date Series (the “Funds”) comprising the American Funds College 2036 Fund, American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, and American Funds College Enrollment Fund, including the investment portfolios, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds College 2036 Fund; the related statement of operations for the year ended October 31, 2019, and the statement of changes in net assets and financial highlights for the year ended October 31, 2019, and the period from February 9, 2018 (commencement of operations) through October 31, 2018, for American Funds College 2036 Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds College 2036 Fund, as of October 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds College 2036 Fund as of October 31, 2019; the results of operations for the year ended October 31, 2019, and the changes in net assets and financial highlights for the year ended October 31, 2019, and for the period from February 9, 2018 (commencement of operations) through October 31, 2018, for American Funds College 2036 Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2019, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

December 11, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

42	American Funds College Target Date Series

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2019, through October 31, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds College Target Date Series	43

College 2036 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,022.01	$2.55	.50%	$4.48	.88%
Class 529-A – assumed 5% return	1,000.00	1,022.68	2.55	.50	4.48	.88
Class 529-C – actual return	1,000.00	1,017.29	6.00	1.18	7.93	1.56
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.93	1.56
Class 529-E – actual return	1,000.00	1,021.05	3.36	.66	5.30	1.04
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.30	1.04
Class 529-T – actual return	1,000.00	1,022.88	1.22	.24	3.16	.62
Class 529-T – assumed 5% return	1,000.00	1,024.00	1.22	.24	3.16	.62
Class 529-F-1 – actual return	1,000.00	1,022.90	.97	.19	2.91	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.91	.57

College 2033 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,024.68	$2.25	.44%	$4.08	.80%
Class 529-A – assumed 5% return	1,000.00	1,022.99	2.24	.44	4.08	.80
Class 529-C – actual return	1,000.00	1,020.62	5.96	1.17	7.79	1.53
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.78	1.53
Class 529-E – actual return	1,000.00	1,023.93	3.26	.64	5.10	1.00
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.09	1.00
Class 529-T – actual return	1,000.00	1,026.36	1.12	.22	2.96	.58
Class 529-T – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.96	.58
Class 529-F-1 – actual return	1,000.00	1,026.30	.92	.18	2.76	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.75	.54

College 2030 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,031.25	$2.20	.43%	$3.94	.77%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.92	.77
Class 529-C – actual return	1,000.00	1,027.17	5.98	1.17	7.72	1.51
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.68	1.51
Class 529-E – actual return	1,000.00	1,029.94	3.27	.64	5.01	.98
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.99	.98
Class 529-T – actual return	1,000.00	1,031.96	1.13	.22	2.87	.56
Class 529-T – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.85	.56
Class 529-F-1 – actual return	1,000.00	1,032.62	.92	.18	2.66	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.65	.52

44	American Funds College Target Date Series

College 2027 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,035.68	$2.21	.43%	$3.69	.72%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.67	.72
Class 529-C – actual return	1,000.00	1,032.12	5.94	1.16	7.43	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.37	1.45
Class 529-E – actual return	1,000.00	1,035.14	3.28	.64	4.77	.93
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.74	.93
Class 529-T – actual return	1,000.00	1,037.24	1.08	.21	2.57	.50
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.55	.50
Class 529-F-1 – actual return	1,000.00	1,037.92	.92	.18	2.41	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.40	.47

College 2024 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,034.25	$2.15	.42%	$3.54	.69%
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.52	.69
Class 529-C – actual return	1,000.00	1,030.45	5.94	1.16	7.32	1.43
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.27	1.43
Class 529-E – actual return	1,000.00	1,033.56	3.28	.64	4.66	.91
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.63	.91
Class 529-T – actual return	1,000.00	1,035.92	1.08	.21	2.46	.48
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.45	.48
Class 529-F-1 – actual return	1,000.00	1,035.80	.92	.18	2.31	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.29	.45

College 2021 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,027.76	$2.15	.42%	$3.63	.71%
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.62	.71
Class 529-C – actual return	1,000.00	1,023.55	5.92	1.16	7.40	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.37	1.45
Class 529-E – actual return	1,000.00	1,026.08	3.27	.64	4.75	.93
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.74	.93
Class 529-T – actual return	1,000.00	1,028.65	1.07	.21	2.56	.50
Class 529-T – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.55	.50
Class 529-F-1 – actual return	1,000.00	1,028.57	.92	.18	2.40	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.40	.47

See end of tables for footnotes.

American Funds College Target Date Series	45

College Enrollment Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,022.29	$2.19	.43%	$3.67	.72%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.67	.72
Class 529-C – actual return	1,000.00	1,018.29	5.95	1.17	7.43	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.43	1.46
Class 529-E – actual return	1,000.00	1,020.31	3.21	.63	4.68	.92
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.69	.92
Class 529-T – actual return	1,000.00	1,023.30	1.12	.22	2.60	.51
Class 529-T – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.60	.51
Class 529-F-1 – actual return	1,000.00	1,023.23	.92	.18	2.40	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.40	.47

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2019:

	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund
Long-term capital gains	$222,000	$21,853,000	$64,577,000	$35,600,000	$24,815,000	$11,096,000	—

46	American Funds College Target Date Series

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American Funds College Target Date Series	47

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48	American Funds College Target Date Series

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American Funds College Target Date Series	49

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2012	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2012	Private investor	89	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2012	CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Senior Vice President and Trustee	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None
Michael C. Gitlin, 1970 Trustee	2019	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

50	American Funds College Target Date Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Wesley K. Phoa, 1966 President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
Walter R. Burkley, 1966 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michelle J. Black, 1971 Senior Vice President	2019	Partner — Capital Solutions Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]
Samir Mathur, 1965 Senior Vice President	2019	Partner — Capital Solutions Group, Capital Research and Management Company
Reagan Anderson, 1977 Vice President	2019	Senior Vice President — Government Relations, Capital Group Companies Global[6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds College Target Date Series	51

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com. CollegeAmerica is distributed by American Funds Distributors. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica. Before investing in any state’s 529 plan, investors should consult a tax advisor.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CTD

Registrant:
a) Audit Fees:
2018	None
2019	$55,000

b) Audit-Related Fees:
2018	$2,000
2019	$2,000

c) Tax Fees:
2018	$27,000
2019	$31,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2018	None
2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2018	$1,251,000
2019	$1,591,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2018	$5,000
2019	$20,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2018	None
2019	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,339,000 for fiscal year 2018 and $1,646,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2019